Financial Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Financial Income and Expenses
Schedule of financial income and expenses

	Year ended
	December 31,
(in thousands of euros)	2020	2021	2022
Income from cash and cash equivalents	226	57	390
Foreign exchange gains	40	5,421	4,532
Fair value variation gains / losses	1,791	—	—
Total financial income	2,057	5,478	4,923
Interest cost	(66)	(138)	(584)
Foreign exchange losses	(5,884)	(1,842)	(1,068)
Allocation to financial provisions	—	—	—
Losses on change in fair value	—	(651)	(407)
Other financial expenses	(8)	(5)	(47)
Total financial expenses	(5,959)	(2,635)	(2,107)
Net financial income (loss)	(3,902)	2,842	2,816